OTHER (EXPENSE) INCOME, NET (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of subsidiaries (Note (a))	[1]	$ (848,527)	$ 9,150,952	$ 2,196,198
Hami Huiteng Electrics Co., Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage				100.00%
Consideration for disposal				$ 4,300,000
Collected				2,700,000
Carrying value of the assets for sale				3,600,000
Gain on disposal of subsidiaries (Note (a))				$ 700,000
Jinchang New Sunshine Solar Power Co., Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage				100.00%
Consideration for disposal				$ 1,900,000
Collected				1,600,000
Carrying value of the assets for sale				400,000
Gain on disposal of subsidiaries (Note (a))				$ 1,500,000
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Shanghai") [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage			100.00%
Consideration for disposal			$ 37,600,000
Collected			6,800,000
Carrying value of the assets for sale			28,400,000
Gain on disposal of subsidiaries (Note (a))			9,200,000
Consideration settled through forgiveness of debt			24,600,000
Net cash consideration			$ 13,000,000
AEE Renewable UK 7 Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		100.00%
Consideration for disposal		$ 80,860,000
Carrying value of the assets for sale		81,690,000
Gain on disposal of subsidiaries (Note (a))		$ 830,000

[1]	The gain on disposal of subsidiaries for the year ended December 31, 2013 arose from disposal of the Company’s wholly owned subsidiaries, Jinchang New Sunshine Solar Power Co., Ltd. (“Jinchang New Sunshine”) and HamiHuiteng Solar Power Co., Ltd (“HamiHuiteng”). Jinchang New Sunshine and HamiHuiteng were mainly engaged in the photovoltaic project’s engineering and sales, and were on their pre-operating stage. During the year of 2014, the Company entered into sale agreements with Changzhou Guangyu New Energy Co., Ltd. and Changzhou Dinghui New Energy Co., Ltd. to dispose of its 100% equity interest in Jinchang New Sunshine and HamiHuiteng, respectively. The disposals were completed on December 10, 2014. The amount of the consideration for disposal of Jinchang New Sunshine was $1.9 million, of which $1.6 million has been collected. The carrying amount of net assets on the date of disposal was $0.4 million. The Company recorded a disposal gain of $1.5 million in other (expense) income, net. The amount of the consideration for disposal of HamiHuiteng was $4.3 million, of which $2.7 million has been collected. The carrying amount of net assets on the date of disposal was $3.6 million. The Company recorded a disposal gain of $0.7 million in other (expense) income, net. The disposal did not constitute discontinued operations as the Company will continuously be the sole material provider of Jinchang New Sunshine and HamiHuiteng, for the construction of the photovoltaic projects, and therefore, significant cash inflows are expected to be received by the Company as a result of such continuation of activities with Jinchang New Sunshine and HamiHuiteng after the disposal transaction. The gain on disposal of subsidiary for the year ended December 31, 2014 arose from disposal of the Company’s wholly owned subsidiary, China Sunergy (Shanghai) Co., Ltd. (“Sunergy Shanghai”). Sunergy Shanghai was mainly engaged in Solar cells manufacturing, and was not in operation due to the over-capacity of the Solar cells manufacturing according to the best market estimation from the management. During the current year, the Company entered into a sale agreement with China Electric Equipment Group Co., Ltd. to dispose of its 100% equity interest in Sunergy Shanghai. The disposal was completed on April 3, 2014. The amount of the consideration for disposal of Sunergy Shanghai was $37.6 million and $24.6 million was settled through forgiveness of the amount due from the Group by Sunergy Shanghai and the Group expected to receive the net cash consideration of $13.0 million, of which $ 6.8 million has been collected. The carrying amount of net assets on the date of disposal was $28.4 million. The Company recorded a disposal gain of US$9.2 million in other (expense) income, net. The disposal did not constitute discontinued operation as the Company disposed Sunergy Shanghai to a related party and the Company intends to have continuation of activities with Sunergy Shanghai, such as significant business and in and out cash-flows, after the disposal transaction. The gain on disposal of subsidiary for the year ended December 31, 2015 arose from disposal of the Company’s wholly owned subsidiary, AEE Renewable UK 7 Limited. (“AEE7”). AEE7 was mainly engaged in the photovoltaic project’s engineering and sales, and were on their pre-operating stage. During the year of 2015, the Company entered into sale agreements with SPOWER HOLDINGS (UK) LIMITED to dispose of its 100% equity interest in AEE7. The disposals were completed on 16 January 2015. The amount of the consideration for disposal of AEE7 was $80.86 million and the carrying amount of net assets on the date of disposal was $81.69 million. The Company recorded a disposal loss of US$0.83 million in other (expense) income, net.